Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
PGIM JENNISON VALUE FUND - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Average Annual Return, Percent	5.20%	13.00%	9.21%
PGIM JENNISON VALUE FUND CLASS C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Average Annual Return, Percent	9.27%	13.05%	8.76%
PGIM JENNISON VALUE FUND - CLASS R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
Average Annual Return, Percent	10.99%	13.93%	9.48%
PGIM JENNISON VALUE FUND - CLASS Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Average Annual Return, Percent	11.63%	14.60%	10.14%
PGIM JENNISON VALUE FUND - CLASS R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	11.72%	14.74%	10.28%
Without Sales Load [Member] | PGIM JENNISON VALUE FUND - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A without sales charges
Average Annual Return, Percent	11.32%	14.28%	9.83%
Without Sales Load [Member] | PGIM JENNISON VALUE FUND CLASS C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C without sales charges
Average Annual Return, Percent	10.27%	13.05%	8.76%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.88%	14.74%	14.60%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	9.33%	12.97%	10.22%